Supplement to the
Fidelity® Total Bond K6 Fund
October 30, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Julian Potenza will become a Co-Portfolio Manager for the fund effective April 1, 2026.
Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
Effective April 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Julian Potenza is Co-Portfolio Manager of Fidelity® Total Bond K6 Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.
TBDK6-PSTK-1225-104 1.9886691.104	December 12, 2025
Supplement to the
Fidelity® Total Bond Fund
October 30, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Julian Potenza will become a Co-Portfolio Manager for the fund effective April 1, 2026.
Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
Effective April 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Julian Potenza is Co-Portfolio Manager of Fidelity® Total Bond Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.
TBD-PSTK-1225-121 1.780489.121	December 12, 2025
Supplement to the
Fidelity® Total Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2025
Prospectus

It is expected that Mr. O'Neil will transition off the fund effective on or about September 30, 2026. Julian Potenza will become a Co-Portfolio Manager for the fund effective April 1, 2026.
Effective April 1, 2026, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julian Potenza (Co-Portfolio Manager) has managed the fund since 2026.
Effective April 1, 2026, the following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Julian Potenza is Co-Portfolio Manager of Fidelity® Total Bond Fund, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.
ATB-PSTK-1225-142 1.808071.142	December 12, 2025